Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 5,523	$ 5,131	$ 5,232